Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Allowance for losses on loans and leases	$ 1,476	$ 1,654
Allowance for loss on sale of real estate owned	49	63
Net operating loss carryforward	1,342	677
Reserve for uncollectable interest	146	110
Deferred compensation	71	55
Unrealized loss on securities available for sale	33	0
Other	0	4
Total deferred tax assets	3,117	2,563
Unrealized gains on securities available for sale	0	(26)
Purchase accounting adjustment	(83)	(109)
Federal Home Loan Bank stock dividends	(168)	(168)
Depreciation	(21)	(49)
Other	(6)	0
Total deferred tax liabilities	(278)	(352)
Net deferred tax asset, before valuation allowance	2,839	2,211
Valuation allowance	(2,839)	(2,211)
Net deferred tax asset, after valuation allowance	$ 0	$ 0